Income Tax - Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate [Abstract]
(Loss) income before income tax	¥ (64,630,308)	$ (9,022,043)	¥ 18,762,526	¥ (42,557,320)
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Computed income tax benefits (expenses) with PRC statutory income tax rate (25%)	¥ 16,157,575		¥ (4,690,630)	¥ 10,639,329
Effect of different tax rates in other jurisdictions	(3,465,770)		(207,099)	21,760
Effect of staff welfare expense				(61,534)
Effect of additional deduction of qualified R&D expenditures	662,285
Effect of entertainment expense	(230,952)		(475,202)	(182,962)
Effect of gain from extinguishment of liability			2,249,085
Effect of non-deductible expenses	(32,556)			(74)
Effect of share-based compensation				(13,816,502)
Effect of changes in valuation allowance	(10,852,592)		(2,386,927)	2,858,523
Effect of expired NOL	(391,455)
Effect of true-up on NOL	764,174
Total income tax (expenses) benefits	¥ 2,610,709	$ 364,441	¥ (5,510,773)	¥ (541,460)